Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Senior key management
Disclosure of subsidiaries [line items]
Basic salary and bonus	€ 9.6	€ 9.2	€ 8.7
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	1.0	1.1	1.1
Total key management personnel compensation excluding share-based payments	10.8	10.5	10.0
Share-based compensation expense	5.9	4.2	6.5
Total key management personnel compensation	€ 16.7	€ 14.7	€ 16.5
Buzz (Ryanair Sun S.A.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Lauda Europe Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Malta Air Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair DAC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair U.K. Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%